BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

2)  BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

a)  Statement of compliance

The consolidated financial statements were prepared and are presented in accordance with the International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

b)  Basis of preparation and presentation

The Company’s financial statements for the years ended December 31, 2017, 2016 and 2015 are presented in thousands of reais (unless otherwise stated), which is the Company’s functional currency and were prepared under the going concern assumption.

The Board of Directors authorized the issue of these consolidated financial statements at the meeting held on February 16, 2018.

The financial statements were prepared on a historical cost basis (except where different criteria are required) and adjusted to reflect the valuation of assets and liabilities measured at fair value or considering the mark-to-market valuation when such valuations are required by IFRS.

These financial statements were prepared under various measurement bases used in accounting estimates. The accounting estimates involved in the preparation of these financial statements were based on objective and subjective factors, considering management’s judgment for determining the adequate amounts to be recorded in the financial statements. Significant items subject to these estimates and assumptions include: selection of useful lives and recoverability of property, plant and equipment in operations, measurement of the recoverability of assets with indefinite useful lives, measurement of financial assets at fair value and under present value adjustment method, as well as non-financial assets acquired in a business combination, credit risk analysis in determining estimated impairment losses of trade accounts receivable, as well as the analysis of other risks in determining other provisions, including the provision for contingencies. The carrying amounts of assets and liabilities recognized, which represent hedged items at fair value, which, alternatively, would have been recorded at amortized cost, are adjusted to state the variations in fair values attributable to the hedged risks.

Settlement of transactions involving these estimates may result in amounts significantly different from those recorded in the financial statements due to the uncertainties inherent in their estimate process. The Company reviews its estimates at least on an annual basis.

For comparability of the consolidated financial statements (income statement, statements of comprehensive income, statements of value added and statements of cash flows) for years ended December 31, 2017, 2016 and 2015, the effects of acquisition of Terra Networks by TData occurred on July 3, 2017 (note 1.c.1).

The accounting policies adopted in the preparation of the consolidated financial statements for the year ended December 31, 2017 are consistent with those used in the preparation of the consolidated annual financial statements for the year ended December 31, 2016. The following amendments to standards published by the International Accounting Standards Board (IASB) come into force for annual periods beginning on or after January 1, 2017:

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Improvements to IFRS 2014-2016: The annual improvements projects provide a vehicle for making non-urgent but necessary amendments to IFRS, with the aim of removing inconsistencies and clarifying wording. The amendments related to IFRS 12 Disclosure of Interests in other Entities, aimed clarifying the scope of the standard, come into force for annual periods beginning on or after January 1, 2017, whereas the rest of the improvements come into force for annual periods beginning on or after January 1, 2018. The amendments related to IFRS 12 do not have an impact on the Company’s consolidated financial statements since, as of December 31, 2017, the Company does not have participations that are classified as held for sale, as held for distribution or as discontinued operations.

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Amendments to IAS 7, Disclosure Initiative: The amendments to IAS 7 require entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flows, such as the issue and repayments of loans, and non-cash changes, such as unpaid acquisitions, sales and exchange differences.

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Amendments to IAS 12, Recognition of Deferred Tax Assets for Unrealised Losses: The amendments clarify the requirements on recognition of deferred taxes when the tax base of an asset exceeds its fair value.

The Company considered these amendments in the preparation of the annual consolidated financial statements; however, did not generate a significant impact on its results or financial position.

On the date of preparation of these financial statements, the following IFRS amendments had been published; however, their application was not mandatory. The Company does not adopt early any pronouncement, interpretation or amendment that has been issued, before application is mandatory.

Mandatory application:
annual periods
Standards and amendments		beginning on or after
IFRS 9	Financial Instruments	January 1, 2018
IFRS15	Revenue from Contracts with Customers	January 1, 2018
Clarifications to IFRS 15	Revenue from Contracts with Customers, issued on April 12,2016	January 1, 2018
Amendments to IFRS 2	Classication and Valuation of Share Based Transactions	January 1, 2018
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	January 1, 2018
Amendments to IAS 40	Transfers of Investiment Property	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
Improvements to IFRS Standards	2014-2016 Cycle	January 1,2018
Improvements to IFRS Standards	2015-2017 Cycle	January 1, 2019
IFRS 16	Leases	January 1, 2019
IFRIC23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 28	Long-term Interest in associates and Joint Ventures	January 1, 2019
IFRS 17	Insurance Contracts	January 1, 2021
Amendments to IFRS 10 and IAS 28	Sale or Contribuition of Assets between na Investidor and its Associate or Joint Venture	Deferred Indefinitely

Based on the analyses made to date, the Company estimates that the adoption of many of these standards, amendments and interpretations will not have a significant impact on the consolidated financial statements in the initial period of adoption. However, for the following issued but not yet effective standards are expected to have a significant impact on the consolidated financial statements at the time of their adoption and prospectively.

IFRS 15 Revenues from Contracts with Customers

IFRS 15 sets out the requirements for recognising revenue from contracts with customers. The new requirements are expected to affect the following aspects, among others:

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Under IFRS 15, for bundled packages that combine multiple wireline, wireless, data, internet or television goods or services, the total revenue will be allocated to each performance obligation based on their standalone selling prices in relation to the total consideration of the package and will be recognized when (or as) the obligation is satisfied, regardless of whether there are undelivered items. This differs from current accounting where the portion of the total consideration that is contingent upon delivery of undelivered elements is not allocated to the delivered elements. Consequently, when bundles include a discount on equipment, the adoption of these new requirements will result in an increase in revenues recognized from the sale of handsets and other equipment, generally recognized upon delivery to the end customer, in detriment of ongoing service revenue over subsequent periods. To the extent that the packages are marketed at a discount, the difference between the revenue from the sale of equipment and the consideration received from the customer upfront will be recognized as a contract asset on the statement of financial position.

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Under the current accounting policy, all expenses directly related with obtaining a contract (sales commissions and other third party acquisition costs) are expensed when incurred. However, IFRS 15 requires the recognition of an asset for those costs that are incremental to obtain a contract and that are expected to be recovered and its subsequent amortisation over the same period as the revenue associated with such asset. Similarly, certain contract fulfilment costs, which are currently expensed when incurred, will be deferred under IFRS 15 to the extent that they relate to performance obligations that are satisfied over time.

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The guidance in IFRS 15 for the distinction between agent and principal is based on the concept of “control” that may differ from the currently applied notion of transfer of “risks and rewards”. As a result, with the adoption of IFRS 15, the Company will record revenue from the sale of handsets to dealers at the time of delivery and not at the time of sale to the final customer.

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Compared to the current revenue standard, IFRS 15 sets out more detailed requirements on how to account for contract modifications. Certain changes must be accounted for as a retrospective change (i.e. as a continuation of the original contract), while other modifications must be accounted for prospectively as separate contracts, like the end of the original contract and the creation of a new one.

In addition to this, IFRS 15 allows for two transition methods, namely the full retrospective method and the modified retrospective method with the cumulative effect from initial application recognized as an adjustment to the opening balance of retained earnings at the date of initial application. The Company will adopt the latter and prior-year comparatives will not be restated; instead, the Company will disclose the nature and amount of the changes in items in the statement of financial position and the income statement as a result of applying IFRS 15 for the first time.

It is also possible to elect to apply certain practical expedients to facilitate the application of the new criteria. The Company has evaluated which of them will be adopted in the implementation of the standard with the objective of reducing the complexity in its application. The main practical expedients that the Company will adopt are:

•	Completed contracts: the Company will not apply the standard retrospectively to those contracts that are completed at January 1, 2018.
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Portfolio approach: the Company will apply the requirements of the standard to groups of contracts with similar characteristics, since, for the clusters identified, the effects do not differ significantly from an application on a contract by contract basis.

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Financial component: it will not be considered significant when the period between the moment when the promised good or service is transferred to a customer and the moment when the customer pays for that good or service is one year or less.

•	Costs to obtain a contract: these costs will be recognized as an expense when incurred if the amortisation period of the asset that the entity would otherwise recognise is one year or less.

The process of implementing the new requirements involves the introduction of modifications to the current information systems, the implementation of new IT tools, and changes in the processes and controls of the entire revenue cycle in the Company. This process of implementation in the Company entails a high degree of complexity due to factors such as a large number of contracts, numerous data source systems, as well as the need to make complex estimates.

From the analysis performed on the transactions of the last financial year considering commercial offers as well as the volume of contracts affected, the Company estimates that the adoption of the new revenue recognition requirements on its equity is expected to result in an increase in retained earnings of 156 million reais before deferred taxes, being the most significant impacts due to the changes introduced by IFRS 15 relating to the first-time recognition of contract assets that, under IFRS 15, lead to the earlier recognition of revenue from the sale of goods, and the activation and deferral of the incremental costs related to the obtaining contracts and contract fulfilment costs that, under IFRS 15, result in the later recognition of customer acquisition costs and other selling expenses.

As the accounting effects of the transition to the new standard will be recognized directly in equity, the effects on profit or loss in 2018 will be related to changes in the point in time at which revenue and expenses are realized. The Company expects a shift from revenues from the provision of services to revenues from the sale of goods, by between 0.3 and 0.7 percentage point on the assumption that there are no significant changes to business models or products offered.

IFRS 9 Financial Instruments

IFRS 9 is applicable to financial assets and financial liabilities. As a result of the analysis of the effects of the new requirements introduced by this standard certain expected impacts have been identified in relation with the following aspects, among others:

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IFRS 9 simplifies the current measurement model for financial assets and establishes three main categories: amortised cost, fair value through profit or loss and fair value through Other Comprehensive Income (OCI), depending on the business model and the characteristics of the contractual cash flows. Regarding recognition and measurement of financial liabilities there are not significant changes from current criteria except for the recognition of changes in own credit risk in OCI for those liabilities designated at fair value through profit or loss.

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IFRS 9 introduces a new model for impairment losses on financial assets, i.e. the expected credit loss model, which replaces the current incurred loss model. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables. Consequently, the application of the new requirements will probably lead to an acceleration in the recognition of impairment losses on its financial assets, mainly trade receivables.

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Under current accounting, a hedge must be highly effective both, prospective and retrospectively, while IFRS 9 introduces a new, less restrictive, accounting model for hedging, requiring an economic relationship between the hedged item and the hedging instrument and that the coverage ratio be the same as that applied by the entity for its risk management. Likewise, the new standard modifies the criteria for documentation of hedging relationships.

•	In addition to this, the Company's financial statements will include more detailed disclosures with relevant information regarding financial assets and liabilities.

As a result of the analysis of the new standard, the Company expects that the key changes will relate to documentation of policies and hedging strategies, as well as the estimation and timing of recognition of expected losses on receivables from customers. The Company has decided to apply the option that allows not to restate comparative periods to be presented in the year of initial application.

Based on the analysis performed to date, the Company estimates that the new impairment requirements is expected to result upon initial adoption in a decrease of 354 million reais in retained earnings, before deferred taxes, as a result of the increase in the bad debt provision balance on receivables from customers recognized under IAS 39.

IFRS 16 Leases

IFRS 16 requires lessees to recognise assets and liabilities arising from all leases (except for short-term leases and leases of low-value assets) in the statement of financial position.

The Company acts as a lessee on a very significant number of lease agreements over different assets, such as third-party towers, circuits, office buildings and stores and land where the towers are located, mainly. A significant portion of these contracts is accounted for as operating lease under the current lease standard, with lease payments being recognized generally on a straight-line basis over the contract term.

The Company is currently in the process of estimating the impact of this new standard on such contracts. This analysis includes the estimation of the lease term, based on the non-cancellable period and the periods covered by options to extend the lease, when the exercise depends only on Telefônica and where such exercise is reasonably certain. This will depend, to a large extent, on the specific facts and circumstances by class of assets in the telecom industry (technology, regulation, competition, business model, among others).  In addition to this, the Company will make assumptions to calculate the discount rate, which will mainly be based on the incremental borrowing rate of interest for the estimated term. On the other hand, the Company is considering not to separately recognise non-lease components from lease components for those classes of assets in which non-lease components are not material with respect to the total value of the lease.

In addition to the mentioned estimations, the standard allows for two transition methods: retrospectively for all periods presented, or using a modified retrospective approach where the cumulative effect of adoption is recognized at the date of initial application. The Company has tentatively decided to adopt the latter transition method; therefore the Company would recognise the cumulative effect of initial application as an adjustment to retained earnings in the year of initial application of IFRS 16. Also, certain practical expedients are available on first-time application in connection with the right of use asset measurement, discount rates, impairment, leases that finish within the twelve months subsequent to the date of first application, initial direct costs, and term of the lease. The Company is evaluating which of these practical expedients will be adopted. In this regard, the Company is considering opting for the practical expedient that allows not reassessing whether a contract is or contains a lease on the date of initial application of IFRS 16 but to directly apply the new requirements to all those contracts which under current accounting were identified as a lease.

Due to the different alternatives available, together with the complexity of the estimations and the significant number of lease contracts, the Company has not yet completed the implementation process, so at present it is not possible to make a reasonable estimation of the impact of initial application of the new requirements. However, based on the volume of contracts affected, as well as the magnitude of the future lease commitments, as disclosed in Note 32 herein, the Company expects that the changes introduced by IFRS 16 will have a significant impact on its financial statements from the date of adoption, including the recognition on the balance sheet of right of use assets and their corresponding lease obligations in connection with the majority of contracts that are classified as operating leases under the current lease standard. Also, amortization of the right of use assets and recognition of interest costs on the lease obligation on the statements of income will replace amounts recognized as lease expense under the current lease standard. Classification of lease payments in the statement of cash flows will also be affected by the requirements of the new lease standard. On the other side, the Company's Financial Statements will include broader disclosures with relevant information regarding lease contracts.

c)  Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries at December 31, 2017, 2016 and 2015 (Note 11).

The Company held the following direct equity interests on the respective dates:

Investees	Type of investment	Equity interests	Country (Headquarters)	Core activity
Telefônica Data S.A. ("TData") (1)	Wholly-owned subsidiary	100.00%	Brazil	Telecommunications
POP Internet Ltda ("POP") (2)	Wholly-owned subsidiary	100.00%	Brazil	Internet
Aliança Atlântica Holding B.V. ("Aliança")	Jointly-controlled subsidiary	50.00%	Holland	Holding of the telecommunications sector
Companhia AIX de Participações ("AIX")	Jointly-controlled subsidiary	50.00%	Brazil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Jointly-controlled subsidiary	50.00%	Brazil	Technical assistance in telecommunication networks

(1) TData is the wholly-owned parent of Terra Networks and Telefônica Transportes e Logística Ltda ("TGLog").

(2) POP is the wholly-owned parent of Innoweb Ltda ("Innoweb").

Interest held in subsidiaries or jointly-controlled entities is measured under the equity method in the individual financial statements. In the consolidated financial statements, investments and all asset and liability balances, revenues and expenses arising from transactions and interest held in subsidiaries are fully eliminated. Investments in jointly-controlled entities are measured under the equity method in the consolidated financial statements.